Other Assets - Other Non-current Assets (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Advance payments to Zeiss	€ 224,123	€ 183,025
Derivative financial instruments	30,777	101,651
Compensation plan assets	20,174	12,080
Prepaid expenses	10,950	4,462
Subordinated loan granted to lessor in respect of Veldhoven headquarters	5,445	5,445
Other	7,090	4,875
Other non-current assets	€ 298,559	€ 311,538